Net Income per Share (Narrative) (Details) (Options to purchase ordinary shares [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net income per share (number of shares)	27,823,275	7,371,269	0